Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	While we do not have a formal policy regarding equity grant practices, we have established the following practices currently in use. The compensation committee of the Board approves equity awards for our executive officers, Section 16 officers and certain other individuals, while our Board approves equity awards for its members. In 2025, the Board established a grant committee, currently consisting our of CEO, with authority beginning in 2026 to approve on a monthly basis grants of RSU awards to certain newly hired employees and service providers, as well as RSU awards to address special circumstances for that population, all within specified parameters and subject to oversight by the compensation committee. Equity awards granted by the compensation committee are generally approved at its quarterly meetings, with a grant date generally effective following the filing of our next upcoming Form 10-Q or Form 10-K, as applicable. We continue to review and update our grant practices and may make changes to them from time to time. We do not have a practice of granting stock options to any named executive officer during the four business days prior to or the one business day following the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a Form 8-K that discloses material non-public information. Additionally, we do not time the release of material nonpublic information for the purpose of affecting the value of equity compensation.
Award Timing Method	In 2025, the Board established a grant committee, currently consisting our of CEO, with authority beginning in 2026 to approve on a monthly basis grants of RSU awards to certain newly hired employees and service providers, as well as RSU awards to address special circumstances for that population, all within specified parameters and subject to oversight by the compensation committee. Equity awards granted by the compensation committee are generally approved at its quarterly meetings, with a grant date generally effective following the filing of our next upcoming Form 10-Q or Form 10-K, as applicable. We continue to review and update our grant practices and may make changes to them from time to time. We do not have a practice of granting stock options to any named executive officer during the four business days prior to or the one business day following the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a Form 8-K that discloses material non-public information.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not have a practice of granting stock options to any named executive officer during the four business days prior to or the one business day following the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a Form 8-K that discloses material non-public information. Additionally, we do not time the release of material nonpublic information for the purpose of affecting the value of equity compensation.
MNPI Disclosure Timed for Compensation Value	false